United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/23

Date of Reporting Period: Six months ended 03/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2023

Share Class | Ticker	A | FGFSX	Institutional | FGFIX	R6 | FGFMX

Federated Hermes Core Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2022 through March 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	29.1%
Floating Rate Loans	27.3%
Corporate Bonds	21.3%
Non-Agency Commercial Mortgage-Backed Securities	9.0%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.4%
U.S. Government Agency Adjustable Rate Mortgages	0.7%
Foreign Governments/Agencies	0.4%
Agency Risk Transfer Security[3]	0.0%
Cash Equivalents[4]	10.0%
Derivative Contracts[5]	0.2%
Repurchase Agreement	0.3%
Other Assets and Liabilities—Net[6]	(1.6)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds.
5
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES— 29.1%
	U.S. Treasury Bonds— 9.3%
$600,000	1.750%, 8/15/2041	$433,983
695,000	2.375%, 11/15/2049	537,100
	TOTAL	971,083
	U.S. Treasury Notes— 19.8%
685,000	1.250%, 8/15/2031	574,542
1,250,000	2.500%, 3/31/2027	1,193,775
310,000	3.000%, 7/15/2025	303,351
	TOTAL	2,071,668
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,384,167)	3,042,751
	COMMERCIAL MORTGAGE-BACKED SECURITY— 9.0%
	Commercial Mortgage— 9.0%
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	940,046
	MORTGAGE-BACKED SECURITIES— 7.0%
	Federal Home Loan Mortgage Corporation— 4.8%
246,569	2.500%, 12/1/2051	212,586
235,451	3.000%, 7/1/2051	211,888
11,962	7.500%, 1/1/2027	12,327
1,394	7.500%, 1/1/2031	1,491
600	7.500%, 1/1/2031	630
1,019	7.500%, 1/1/2031	1,085
11,464	7.500%, 2/1/2031	12,246
41,766	7.500%, 2/1/2031	44,089
	TOTAL	496,342
	Federal National Mortgage Association— 1.6%
14,298	5.000%, 4/1/2036	14,591
106,200	5.500%, 11/1/2035	110,672
18,561	6.000%, 2/1/2026	18,686
1,790	6.000%, 5/1/2036	1,882
355	6.500%, 7/1/2029	369
579	6.500%, 5/1/2030	599
1,228	6.500%, 2/1/2031	1,283
2,358	6.500%, 4/1/2031	2,467
182	6.500%, 4/1/2031	191
3,087	6.500%, 5/1/2031	3,229
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$2,505		6.500%, 6/1/2031	$2,616
5,818		6.500%, 7/1/2031	6,108
695		6.500%, 8/1/2031	719
686		7.000%, 4/1/2029	720
3,365		7.000%, 5/1/2029	3,501
1,284		7.000%, 2/1/2030	1,352
1,540		8.000%, 12/1/2026	1,589
		TOTAL	170,574
		Government National Mortgage Association— 0.6%
1,303		5.000%, 7/15/2023	1,300
4,460		7.000%, 10/15/2028	4,616
885		7.000%, 12/15/2028	916
2,259		7.000%, 2/15/2029	2,303
1,053		7.000%, 6/15/2029	1,096
3,538		8.000%, 10/15/2030	3,749
50,375		8.000%, 11/15/2030	53,697
		TOTAL	67,677
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $742,925)	734,593
		ASSET-BACKED SECURITIES— 1.2%
		Auto Receivables— 0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	44,963
		Single Family Rental Security— 0.8%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	83,136
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,945)	128,099
	[1]	ADJUSTABLE RATE MORTGAGES— 0.7%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
13,623		3.965%, 7/1/2035	13,845
		Federal National Mortgage Association ARM— 0.6%
17,987		3.995%, 7/1/2034	18,362
43,224		4.550%, 2/1/2036	44,137
		TOTAL	62,499
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $74,837)	76,344
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.2%
		Federal National Mortgage Association— 0.1%
13,801		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	14,098
		Non-Agency Mortgage-Backed Securities— 0.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	6,031
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$2,970	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$272
		TOTAL	6,303
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $74,754)	20,401
		INVESTMENT COMPANIES— 52.7%
234,096		Federated Hermes Corporate Bond Strategy Portfolio	2,319,892
796,722		Federated Hermes Government Obligations Fund, Premier Shares, 4.69%[3]	796,722
280,529		Mortgage Core Fund	2,384,499
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,249,048)	5,501,113
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $11,704,666)[4]	10,443,347
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	7,599
		TOTAL NET ASSETS—100%	$10,450,946
At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	4	$438,031	June 2023	$9,273
United States Treasury Notes 10-Year Long Futures	2	$229,844	June 2023	$6,701
United States Treasury Long Bond Long Futures	1	$131,156	June 2023	$5,936
Short Futures:
United States Treasury Ultra Bond Short Futures	1	$141,125	June 2023	$(5,374)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,536
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2022	$2,200,797	$824,306	$3,233,680	$6,258,783
Purchases at Cost	$300,000	$1,788,213	$51,334	$2,139,547
Proceeds from Sales	$(300,000)	$(1,815,797)	$(980,000)	$(3,095,797)
Change in Unrealized Appreciation/Depreciation	$183,099	$—	$126,917	$310,016
Net Realized Gain/(Loss)	$(64,004)	$—	$(47,432)	$(111,436)
Value as of 3/31/2023	$2,319,892	$796,722	$2,384,499	$5,501,113
Shares Held as of 3/31/2023	234,096	796,722	280,529	1,311,347
Dividend Income	$43,710	$13,324	51,335	$108,369

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$3,042,751	$—	$3,042,751
Commercial Mortgage-Backed Security	—	940,046	—	940,046
Mortgage-Backed Securities	—	734,593	—	734,593
Asset-Backed Securities	—	128,099	—	128,099
Adjustable Rate Mortgages	—	76,344	—	76,344
Collateralized Mortgage Obligations	—	20,401	—	20,401
Investment Companies	5,501,113	—	—	5,501,113
TOTAL SECURITIES	$5,501,113	$4,942,234	$—	$10,443,347
Other Financial Instruments:[1]
Assets	$21,910	$—	$—	$21,910
Liabilities	(5,374)	—	—	(5,374)
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,536	$—	$—	$16,536

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.09	$9.87	$9.77	$9.63	$9.25	$9.59
Income From Investment Operations:
Net investment income (loss)	0.13[2]	0.17[2]	0.12[2]	0.17[2]	0.23	0.22
Net realized and unrealized gain (loss)	0.24	(1.64)	0.17	0.20	0.39	(0.33)
Total From Investment Operations	0.37	(1.47)	0.29	0.37	0.62	(0.11)
Less Distributions:
Distributions from net investment income	(0.13)	(0.31)	(0.19)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Period	$8.33	$8.09	$9.87	$9.77	$9.63	$9.25
Total Return[3]	4.59%	(15.17)%	2.94%	3.89%	6.82%	(1.19)%
Ratios to Average Net Assets:
Net expenses[4]	0.58%[5]	0.58%	0.62%	0.66%	0.80%	0.81%
Net investment income	3.18%[5]	1.88%	1.24%	1.75%	2.46%	2.33%
Expense waiver/reimbursement[6]	2.82%[5]	2.18%	1.47%	1.11%	0.69%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,361	$1,671	$2,521	$4,534	$4,540	$7,143
Portfolio turnover[7]	16%	131%	216%	333%	391%[8]	72%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	16%	68%	82%	203%	186%	18%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.10	$9.88	$9.78	$9.63	$9.25	$9.59
Income From Investment Operations:
Net investment income (loss)	0.14[1]	0.19[1]	0.15[1]	0.21[1]	0.26	0.25
Net realized and unrealized gain (loss)	0.23	(1.64)	0.16	0.20	0.39	(0.33)
Total From Investment Operations	0.37	(1.45)	0.31	0.41	0.65	(0.08)
Less Distributions:
Distributions from net investment income	(0.14)	(0.33)	(0.21)	(0.26)	(0.27)	(0.26)
Net Asset Value, End of Period	$8.33	$8.10	$9.88	$9.78	$9.63	$9.25
Total Return[2]	4.59%	(14.94)%	3.23%	4.30%	7.14%	(0.89)%
Ratios to Average Net Assets:
Net expenses[3]	0.33%[4]	0.33%	0.33%	0.37%	0.50%	0.51%
Net investment income	3.42%[4]	2.10%	1.53%	2.15%	2.75%	2.63%
Expense waiver/reimbursement[5]	2.83%[4]	2.12%	1.34%	0.84%	0.48%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,090	$9,742	$17,173	$22,347	$44,841	$90,789
Portfolio turnover[6]	16%	131%	216%	333%	391%[7]	72%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	16%	68%	82%	203%	186%	18%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Period Ended 9/30/2022[1]
Net Asset Value, Beginning of Period	$8.01	$9.79
Income From Investment Operations:
Net investment income (loss)	0.14	0.30[2]
Net realized and unrealized gain (loss)	0.32	(1.76)
Total From Investment Operations	0.46	(1.46)
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)
Net Asset Value, End of Period	$8.33	$8.01
Total Return[3]	5.77%	(15.24)%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%[5]
Net investment income	1.19%[5]	3.85%[5]
Expense waiver/reimbursement[6]	3.61%[5]	2.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]
Portfolio turnover[8]	16%	131%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	16%	68%

1
Reflects operations for the period from November 26, 2021 (commencement of operations) to
September 30, 2022. Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2022.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
March 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $5,501,113 of investments in affiliated holdings* (identified cost $11,704,666, including $6,249,048 of identified cost in affiliated holdings)	$10,443,347
Income receivable	20,174
Income receivable from affiliated holdings	18,028
Receivable for investments sold	68
Receivable for shares sold	52,457
Receivable for variation margin on futures contracts	1,257
Total Assets	10,535,331
Liabilities:
Payable for investments purchased	7,841
Payable for shares redeemed	59,377
Income distribution payable	833
Payable to adviser (Note 5)	2,776
Payable for administrative fee (Note 5)	22
Payable for transfer agent fees	6,079
Payable for custodian fees	4,128
Payable for other service fees (Notes 2 and 5)	485
Accrued expenses (Note 5)	2,844
Total Liabilities	84,385
Net assets for 1,254,336 shares outstanding	$10,450,946
Net Assets Consist of:
Paid-in capital	$14,643,937
Total distributable earnings (loss)	(4,192,991)
Total Net Assets	$10,450,946
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($2,360,584 ÷ 283,543), $0.001 par value, 500,000,000 shares authorized	$8.33
Offering price per share (100/95.50 of $8.33)	$8.72
Redemption proceeds per share	$8.33
Institutional Shares:
Net asset value per share ($8,090,277 ÷ 970,783), $0.001 par value, 1,000,000,000 shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share	$8.33
Class R6 Shares:[1]
Net asset value per share ($85 ÷ 10), $0.001 par value, 500,000,000 shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share	$8.33

*	See information listed after the Fund’s Portfolio of Investments.
1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended March 31, 2023 (unaudited)

Investment Income:
Interest	$102,230
Dividends (including $108,369 received from affiliated holdings*)	95,045
TOTAL INCOME	197,275
Expenses:
Investment adviser fee (Note 5)	18,363
Administrative fee (Note 5)	4,505
Custodian fees	4,142
Transfer agent fees (Note 2)	6,253
Directors’/Trustees’ fees (Note 5)	1,198
Auditing fees	17,817
Legal fees	5,548
Portfolio accounting fees	59,519
Other service fees (Notes 2 and 5)	2,542
Share registration costs	34,832
Printing and postage	9,822
Miscellaneous (Note 5)	4,046
TOTAL EXPENSES	168,587
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(18,363)
Reimbursement of other operating expenses (Notes 2 and 5)	(130,117)
TOTAL WAIVER AND REIMBURSEMENTS	(148,480)
Net expenses	20,107
Net investment income	177,168
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(111,436) on sales of investments in affiliated holdings*)	(150,446)
Net realized loss on futures contracts	(57,696)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $310,016 of investments in affiliated holdings*)	459,707
Net change in unrealized depreciation of futures contracts	51,406
Net realized and unrealized gain (loss) on investments and futures contracts	302,971
Change in net assets resulting from operations	$480,139

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2023	Year Ended 9/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$177,168	$310,176
Net realized gain (loss)	(208,142)	(941,872)
Net change in unrealized appreciation/depreciation	511,113	(1,640,682)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	480,139	(2,272,378)
Distributions to Shareholders:
Class A Shares	(31,943)	(69,761)
Institutional Shares	(143,009)	(465,604)
Class R6 Shares[1]	(2)	(3)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(174,954)	(535,368)
Share Transactions:
Proceeds from sale of shares	1,269,879	610,327
Net asset value of shares issued to shareholders in payment of distributions declared	115,722	375,617
Cost of shares redeemed	(2,653,192)	(6,457,902)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,267,591)	(5,471,958)
Change in net assets	(962,406)	(8,279,704)
Net Assets:
Beginning of period	11,413,352	19,693,056
End of period	$10,450,946	$11,413,352

1	The Fund’s R6 Class commenced operations on November 26, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
March 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
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such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative
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expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $148,480 is disclosed in various locations in this Note 2 and in Note 5.
Transfer Agent Fees
For the six months ended March 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,005	$(334)
Institutional Shares	5,247	(2,228)
Class R6 Shares	1	—
TOTAL	$6,253	$(2,562)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,542
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For the six months ended March 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not
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correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,407,711 and $267,951, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2023, the Fund had no purchased or written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$16,536*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(57,696)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$51,406
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	91,588	$762,847	12,986	$113,925
Shares issued to shareholders in payment of distributions declared	2,769	22,737	4,813	43,494
Shares redeemed	(17,385)	(143,343)	(66,501)	(610,100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	76,972	$642,241	(48,702)	$(452,681)
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	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	61,769	$507,032	51,903	$496,302
Shares issued to shareholders in payment of distributions declared	11,354	92,985	36,372	332,123
Shares redeemed	(305,632)	(2,509,849)	(623,035)	(5,847,802)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(232,509)	$(1,909,832)	(534,760)	$(5,019,377)
	Six Months Ended 3/31/2023		Period Ended 9/30/2022[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	10	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	10	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(155,537)	$(1,267,591)	(583,452)	$(5,471,958)

1	Reflects operations for the period from November 26, 2021 (commencement of operations) to September 30, 2022.
4. FEDERAL TAX INFORMATION
At March 31, 2023, the cost of investments for federal tax purposes was $11,704,666. The net unrealized depreciation of investments for federal tax purposes was $1,244,783. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $36,520 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,281,303. The amounts presented are inclusive of derivative contracts.
As of September 30, 2022, the Fund had a capital loss carryforward of $2,777,467 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,311,343	$466,124	$2,777,467
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
For the six months ended March 31, 2023, the Adviser voluntarily waived $18,125 of its fee, voluntarily reimbursed $2,562 of transfer agent fees and voluntarily reimbursed $127,555 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2023, the Adviser reimbursed $238.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, the annualized fee paid to FAS was 0.086% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. Effective May 27, 2021, in connection with the re-designation of Service Shares as Class A Shares, the distribution expense under the plan was reduced from 0.25% to 0.05% of average daily net assets annually. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
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Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2023, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2023, FSSC received $127 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58%, 0.33% and 0.32% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2023, were as follows:
Purchases	$351,335
Sales	$1,280,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
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is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2023, the Fund had no outstanding loans. During the six months ended March 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2023, there were no outstanding loans. During the six months ended March 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s
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investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,045.90	$2.96
Institutional Shares	$1,000	$1,045.90	$1.68
Class R6 Shares	$1,000	$1,057.70	$1.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.04	$2.92
Institutional Shares	$1,000	$1,023.29	$1.66
Class R6 Shares	$1,000	$1,023.34	$1.61

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.58%
Institutional Shares	0.33%
Class R6 Shares	0.32%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the
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provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Core Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Core Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
CUSIP 31423F100
G02367-01 (5/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2023

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2022 through March 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	60.0%
Corporate Bonds	26.2%
Collateralized Mortgage Obligations	9.2%
Commercial Mortgage-Backed Securities	2.5%
Non-Agency Mortgage-Backed Securities	0.4%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
Bank Loan Core Fund	0.6%
Securities Lending Collateral[6]	0.2%
Cash Equivalents[7]	1.4%
Other Assets and Liabilities—Net[8]	(0.5)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 60.0%
	Auto Receivables— 30.2%
$2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$2,498,590
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,915,605
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,001,947
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,636,589
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,589,712
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	24,518,668
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	13,997,153
292,341	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	291,144
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,759,460
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,685,116
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	728,939
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,573,707
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,344,142
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	10,900,794
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	4,915,498
6,177,278	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	6,025,793
7,081,322	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	6,940,636
602,651	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	590,464
1,002,984	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	983,950
2,207,206	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	2,133,835
1,618,618	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	1,564,885
5,732,773	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	5,536,350
2,875,206	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	2,768,584
2,557,699	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	2,459,591
1,411,144	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,349,020
9,483,075	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	9,001,582
2,478,531	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	2,347,421
1,120,727	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	1,050,894
8,069,716	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	7,921,917
8,605,099	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	8,448,380
18,482,707	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	18,360,654
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$37,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	$35,717,249
5,000,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,952,361
5,850,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,745,295
5,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,656,327
4,280,000	Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	3,907,129
2,565,000	Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,358,939
1,184,773	Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	1,176,496
10,700,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	10,704,533
2,320,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,305,173
14,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,691,576
14,500,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,156,228
17,500,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,089,607
2,450,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,405,114
1,440,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,414,459
13,000,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,684,704
5,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,586,186
4,000,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,888,444
10,000,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,844,016
8,000,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,748,389
22,750,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	21,606,793
3,350,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,170,345
2,000,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,899,713
4,713,825	GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	4,599,756
1,675,000	GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,547,339
1,375,000	GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,274,719
4,250,000	GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,857,817
5,150,000	Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,073,193
17,000,000	Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	16,206,229
2,750,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,702,644
4,900,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,778,685
4,125,000	Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,932,757
6,353,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,052,710
6,375,000	Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	5,833,018
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	$8,453,757
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,496,500
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 5.650% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,763,097
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	18,912,064
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 5.608% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,657,059
432,341		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	430,215
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	1,265,106
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 5.940%, 12/15/2028	1,538,338
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	778,179
4,426,439		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	4,260,454
2,939,344		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,863,550
2,169,007		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	2,151,722
3,253,511		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	3,217,242
2,530,509		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	2,488,588
1,500,000		Santander Consumer Auto Receivable 2021-AA, Class D, 1.570%, 1/15/2027	1,375,608
1,750,000		Santander Consumer Auto Receivable 2021-AA, Class E, 3.280%, 3/15/2027	1,637,866
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,083,067
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,934,814
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,924,106
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	9,793,270
6,677,132		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	6,646,530
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	3,980,323
15,244,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	14,680,819
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$55,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	$52,213,972
19,315,481	Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	19,224,533
33,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	32,078,229
34,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	32,209,757
11,000,000	Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,538,296
3,750,000	Santander Drive Auto Receivables Trust 2022-5, Class A3, 4.110%, 8/17/2026	3,711,086
6,150,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,017,310
5,750,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,540,174
20,000,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,255,356
15,000,000	Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,390,304
40,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	37,968,328
35,500,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	33,778,978
55,825,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	52,853,304
52,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	48,370,910
4,650,000	Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,635,817
32,660,000	Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	31,556,443
18,150,000	Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	17,531,945
10,000,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,607,983
17,350,000	Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	16,340,252
16,000,000	Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,095,579
6,000,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,655,072
2,406,548	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	2,382,426
1,593,000	World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,565,432
1,400,000	World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,335,896
5,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,687,165
2,650,000	World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,450,810
6,430,000	World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	5,888,359
1,685,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,542,316
5,000,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,606,136
4,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,105,069
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$343,034		World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	$342,516
5,000,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,530,951
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,712,355
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,648,501
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,500,511
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	4,929,783
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,045,487
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,359,166
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,499,861
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,612,157
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,156,086
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,496,334
		TOTAL	1,112,712,182
		Credit Card— 6.1%
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 5.044% (1-month USLIBOR +0.360%), 2/17/2026	3,601,769
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 5.254% (1-month USLIBOR +0.570%), 2/17/2026	16,622,170
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 5.274% (1-month USLIBOR +0.590%), 4/15/2026	18,684,715
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 5.034% (1-month USLIBOR +0.350%), 3/16/2026	4,700,588
20,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	19,125,263
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,331,718
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,824,977
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,892,498
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,315,905
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	4,991,564
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,011,121
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,759,093
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 4.956% (30-DAY AVERAGE SOFR +0.250%), 1/15/2026	14,955,641
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,137,102
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,406,657
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,493,786
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,840,885
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,858,995
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	$3,612,901
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,734,049
40,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 4.779% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	39,947,054
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,706,256
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,803,925
		TOTAL	225,358,632
		Equipment Lease— 8.8%
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,596,829
896,732		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	884,936
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,127,650
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,318,147
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,806,914
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,336,272
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,362,692
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	12,001,518
26,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	25,983,245
43,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	42,469,915
13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	12,439,761
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	10,012,128
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,539,376
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	3,664,954
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,229,339
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,534,447
79,101		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	79,022
4,790,504		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	4,742,314
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,819,762
3,050,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	3,061,546
6,783,863		DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	6,745,410
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,518,939
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,415,229
2,124,357		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,120,610
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	7,958,961
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,634,803
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,090,442
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	20,218,401
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	14,956,562
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,429,899
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,391,480
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$191,198		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	$190,680
1,208,430		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	1,202,713
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,658,973
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,486,256
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,982,612
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,150,981
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,446,714
		TOTAL	323,610,432
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.585% (1-month USLIBOR +0.740%), 8/25/2034	27,912
0		NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	27,912
		Manufactured Housing— 0.0%
2,350		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	2,353
		Other— 8.6%
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,516,085
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,302,655
3,545,472		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	3,513,176
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,816,837
4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,742,912
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,332,423
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	4,993,180
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,874,892
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,387,631
1,131,845		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	1,129,946
246,305		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	245,614
22,821,085		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	21,986,122
24,009,437		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	23,007,484
3,100,000		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	3,046,525
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	18,850,978
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,882,684
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,231,623
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,717,879
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	$34,209,718
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,338,102
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	35,733,072
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,153,165
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 5.408% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	5,970,500
1,165,071		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,152,882
2,483,980		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,330,171
4,817,254		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	4,737,336
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,134,535
11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	11,487,657
6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	5,965,254
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,585,440
808,655	[1]	Verizon Owner Trust 2020-A, Class A1B, 5.031% (1-month USLIBOR +0.270%), 7/22/2024	808,757
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,985,955
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,269,167
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	26,050,594
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,621,426
		TOTAL	314,112,377
		Student Loans— 6.3%
1,995,102	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.525% (1-month USLIBOR +0.680%), 10/25/2035	1,970,803
5,609,719	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.734% (1-month USLIBOR +1.050%), 12/15/2059	5,510,263
9,899,718		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	8,863,557
7,894,001		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	7,258,488
16,765,450		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	14,670,925
48,427,174		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	42,570,743
36,450,389		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	32,012,620
40,924,877		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	34,542,398
7,246,445	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.501% (1-month USLIBOR +0.740%), 4/20/2062	7,079,507
43,998,531	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.451% (1-month USLIBOR +0.690%), 4/20/2062	43,131,230
9,397,221	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.284% (1-month USLIBOR +0.600%), 3/17/2053	9,171,373
24,763,931	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.314% (1-month USLIBOR +0.630%), 2/15/2051	24,517,021
122,901	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 5.795% (1-month USLIBOR +0.950%), 1/25/2039	122,674
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Student Loans— continued
$186,378	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 5.545% (1-month USLIBOR +0.700%), 3/26/2040	$186,113
110,209	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 5.445% (1-month USLIBOR +0.600%), 7/25/2040	109,993
38,848	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 5.195% (1-month USLIBOR +0.350%), 2/25/2042	38,735
		TOTAL	231,756,443
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,313,964,606)	2,207,580,331
		CORPORATE BONDS— 26.2%
		Capital Goods - Aerospace & Defense— 0.2%
6,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	6,722,065
		Communications - Cable & Satellite— 1.0%
35,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 5.422% (3-month USLIBOR +0.630%), 4/15/2024	35,779,543
		Communications - Media & Entertainment— 0.3%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,580,354
5,000,000	[1]	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 6.599% (SOFR +1.780%), 3/15/2024	5,017,274
		TOTAL	12,597,628
		Communications - Telecom Wireless— 0.8%
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 5.782% (3-month USLIBOR +0.990%), 1/16/2024	30,809,302
		Communications - Telecom Wirelines— 1.0%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	10,033,104
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.617% (SOFR +0.790%), 3/20/2026	24,837,166
		TOTAL	34,870,270
	[1]	Consumer Cyclical - Automotive— 3.0%
10,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 5.085% (3-month USLIBOR +0.280%), 1/12/2024	9,948,976
20,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.569% (SOFR +0.750%), 12/13/2024	19,737,920
20,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200% (SOFR +0.620%), 10/15/2024	19,704,197
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.558% (SOFR +0.760%), 3/8/2024	9,926,969
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.803% (SOFR +1.040%), 2/26/2027	9,686,049
20,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 5.648% (3-month USLIBOR +0.640%), 3/8/2024	19,756,540
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.883% (SOFR +0.330%), 1/11/2024	9,975,601
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
	[1]	Consumer Cyclical - Automotive— continued
$10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 4.891% (SOFR +0.320%), 1/13/2025	$9,887,229
		TOTAL	108,623,481
		Consumer Cyclical - Retailers— 0.0%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,694,862
		Consumer Non-Cyclical - Food/Beverage— 0.3%
5,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	5,003,617
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 5.839% (3-month USLIBOR +1.010%), 10/17/2023	6,976,993
		TOTAL	11,980,610
		Consumer Non-Cyclical - Health Care— 0.8%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,379,229
1,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	979,832
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 5.116% (SOFR +0.530%), 10/18/2024	26,432,580
		TOTAL	30,791,641
		Consumer Non-Cyclical - Pharmaceuticals— 0.3%
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 5.876% (3-month USLIBOR +1.010%), 12/15/2023	9,090,571
		Consumer Non-Cyclical - Tobacco— 0.1%
5,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	5,039,682
		Financial Institution - Banking— 13.5%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.347% (SOFR +0.650%), 11/4/2026	21,133,677
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.340% (SOFR +0.600%), 2/18/2025	6,319,673
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.614%, 7/22/2027	14,782,239
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.271% (3-month BSBY +0.430%), 5/28/2024	6,472,440
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.377% (SOFR +0.730%), 10/24/2024	4,955,793
30,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 5.148% (SOFR +0.350%), 12/8/2023	29,876,059
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.439% (SOFR +0.620%), 9/15/2026	9,760,873
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 4.836% (SOFR +0.200%), 10/25/2024	9,843,742
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 4.907%, 4/26/2024	9,942,246
25,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	24,602,920
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.429% (SOFR +0.610%), 9/15/2026	19,539,463
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 6.251% (3-month USLIBOR +1.380%), 5/16/2024	$14,949,037
8,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	7,940,141
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.006% (SOFR +0.420%), 10/18/2024	24,800,275
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.211% (SOFR +0.400%), 12/14/2023	9,973,685
7,695,000		Citigroup, Inc., Sr. Unsecd. Note, 5.330%, 1/25/2026	7,545,499
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.339% (SOFR +0.669%), 5/1/2025	9,872,884
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.577% (SOFR +0.770%), 6/9/2027	14,704,601
8,000,000	[1,3]	Citigroup, Inc., Sr. Unsecd. Note, 6.045% (SOFR +1.280%), 2/24/2028	7,907,594
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.733% (SOFR +0.400%), 7/7/2025	25,654,857
10,000,000	[1,3]	DNB Bank ASA, Sr. Pfd., 144A, 5.679% (90-DAY AVERAGE SOFR +0.830%), 3/28/2025	9,952,441
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.538% (SOFR +0.920%), 10/21/2027	11,903,085
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.879% (SOFR +1.120%), 2/24/2028	9,153,468
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.591% (SOFR +0.790%), 12/9/2026	9,742,041
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 5.915% (3-month USLIBOR +1.000%), 5/18/2024	4,962,936
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.312% (SOFR +0.535%), 6/1/2025	7,923,422
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.404% (SOFR +0.600%), 12/10/2025	19,645,664
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.545% (3-month USLIBOR +0.730%), 4/23/2024	5,974,701
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.604% (SOFR +0.765%), 9/22/2027	12,241,081
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.272% (SOFR +0.625%), 1/24/2025	8,449,799
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 5.191% (SOFR +0.490%), 8/6/2024	15,856,113
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.250% (SOFR +0.530%), 8/12/2024	1,970,089
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.609% (SOFR +0.760%), 9/29/2026	8,711,743
5,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	4,941,864
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 5.019% (SOFR +0.360%), 7/29/2024	9,912,776
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.906% (SOFR +0.300%), 1/19/2024	9,934,360
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$22,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.201% (SOFR +0.400%), 6/9/2025	$21,073,015
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.069% (SOFR +0.360%), 2/9/2024	34,826,164
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 5.159% (SOFR +0.450%), 8/9/2024	9,936,755
		TOTAL	497,689,215
		Financial Institution - Insurance - Life— 1.3%
10,000,000	[1,3]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 5.148% (SOFR +0.300%), 9/27/2024	9,902,861
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.905% (SOFR +0.330%), 1/14/2025	19,778,495
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.053% (SOFR +0.400%), 1/27/2025	19,825,846
		TOTAL	49,507,202
		Transportation - Railroads— 0.1%
2,760,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,794,894
		Utility - Electric— 3.2%
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.372%, 5/13/2024	9,290,623
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 5.396% (3-month USLIBOR +0.530%), 9/15/2023	16,824,302
22,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 4.978% (SOFR +0.250%), 8/15/2023	21,902,015
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.149% (SOFR +0.300%), 6/28/2024	15,143,091
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 4.916% (SOFR +0.330%), 10/18/2024	25,492,320
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.092% (SOFR +0.400%), 11/3/2023	29,837,148
		TOTAL	118,489,499
		Utility - Natural Gas Distributor— 0.3%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 5.488% (3-month USLIBOR +0.350%), 9/14/2023	9,509,072
		TOTAL CORPORATE BONDS (IDENTIFIED COST $976,566,400)	965,989,537
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 9.2%
		Federal Home Loan Mortgage Corporation— 7.6%
454,394		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 5.115% (1-month USLIBOR +0.550%), 12/15/2033	453,523
860,811		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.987% (1-month USLIBOR +0.400%), 6/15/2034	859,225
81,896		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 4.887% (1-month USLIBOR +0.300%), 4/15/2035	81,748
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$584,933		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.107% (1-month USLIBOR +0.520%), 12/15/2035	$582,834
149,215		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.047% (1-month USLIBOR +0.460%), 2/15/2034	148,488
591,762		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.997% (1-month USLIBOR +0.410%), 5/15/2036	587,810
243,163		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.968% (1-month USLIBOR +0.380%), 5/15/2036	241,605
121,685		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.169% (1-month USLIBOR +0.485%), 8/15/2035	121,097
52,115		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 5.084% (1-month USLIBOR +0.400%), 7/15/2036	51,700
155,975		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.887% (1-month USLIBOR +0.300%), 9/15/2036	153,941
198,899		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.987% (1-month USLIBOR +0.400%), 7/15/2036	197,178
60,016		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.987% (1-month USLIBOR +0.400%), 7/15/2036	59,604
44,702		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.037% (1-month USLIBOR +0.450%), 7/15/2037	44,341
820,406		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.187% (1-month USLIBOR +0.600%), 11/15/2037	819,094
732,391		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.007% (1-month USLIBOR +0.420%), 11/15/2037	727,256
77,061		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.434% (1-month USLIBOR +0.750%), 7/15/2036	77,439
247,716		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.594% (1-month USLIBOR +0.910%), 7/15/2037	249,915
3,276,847		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.917% (1-month USLIBOR +0.330%), 4/15/2041	3,269,767
1,045,183		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.937% (1-month USLIBOR +0.350%), 8/15/2043	1,033,069
1,085,610		FHLMC REMIC, Series 4604, Class FB, 5.084% (1-month USLIBOR +0.400%), 8/15/2046	1,068,992
1,887,127		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.746% (1-month USLIBOR +0.350%), 7/15/2047	1,847,297
14,668,643		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.017% (1-month USLIBOR +0.400%), 7/25/2049	14,517,250
4,518,717		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.017% (1-month USLIBOR +0.400%), 9/25/2049	4,474,959
20,313,878		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.067% (1-month USLIBOR +0.450%), 10/25/2049	20,085,144
17,162,748		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.967% (1-month USLIBOR +0.350%), 7/25/2050	16,967,731
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$30,439,523		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.067% (1-month USLIBOR +0.450%), 7/25/2050	$29,739,773
7,656,058		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.810% (SOFR +0.250%), 12/25/2050	7,309,691
20,022,729		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.706% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	19,780,404
8,066,290		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.044% (1-month USLIBOR +0.470%), 5/25/2030	8,016,744
1,233,415		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.019% (1-month USLIBOR +0.350%), 8/25/2030	1,227,568
15,835,676		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.904% (1-month USLIBOR +0.330%), 9/25/2030	15,699,239
12,925,736		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.904% (1-month USLIBOR +0.330%), 10/25/2030	12,797,322
11,736,694		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.854% (1-month USLIBOR +0.280%), 10/25/2027	11,658,637
17,746,682		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.969% (1-month USLIBOR +0.300%), 11/25/2030	17,582,252
37,411,257		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.834% (1-month USLIBOR +0.260%), 11/25/2030	37,086,478
19,044,490		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.834% (1-month USLIBOR +0.260%), 12/25/2030	18,894,532
18,374,465		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.744% (1-month USLIBOR +0.170%), 12/25/2030	18,227,177
12,753,300		JP Morgan Mortgage Trust 2021-1, Class A11, 5.134% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,570,809
		TOTAL	278,311,633
		Federal National Mortgage Association— 1.4%
13,398		Federal National Mortgage Association REMIC, Series 2002-39, Class FB, 5.345% (1-month USLIBOR +0.500%), 8/25/2039	13,401
79,298		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.761% (1-month USLIBOR +1.000%), 12/18/2032	80,123
173,332		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.047% (1-month USLIBOR +0.430%), 6/25/2036	172,426
915,582		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.017% (1-month USLIBOR +0.400%), 7/25/2036	909,002
194,346		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.195% (1-month USLIBOR +0.350%), 8/25/2036	192,898
599,273		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.967% (1-month USLIBOR +0.350%), 9/25/2036	594,137
238,256		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.917% (1-month USLIBOR +0.300%), 12/25/2036	235,747
468,972		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.065% (1-month USLIBOR +0.220%), 2/25/2046	463,956
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$2,974,332		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.847% (1-month USLIBOR +0.230%), 3/25/2037	$2,932,855
311,460		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.077% (1-month USLIBOR +0.460%), 9/25/2037	307,772
174,595		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.067% (1-month USLIBOR +0.450%), 7/25/2037	173,590
82,834		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.617% (1-month USLIBOR +1.000%), 6/25/2037	83,921
204,503		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.467% (1-month USLIBOR +0.850%), 4/25/2037	206,265
5,652,474		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.017% (1-month USLIBOR +0.400%), 10/25/2040	5,617,277
1,907,972		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.967% (1-month USLIBOR +0.350%), 4/25/2047	1,877,925
19,422,355		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.917% (1-month USLIBOR +0.300%), 12/25/2048	19,132,515
1,453,512		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.017% (1-month USLIBOR +0.400%), 7/25/2049	1,439,258
6,692,029		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.017% (1-month USLIBOR +0.400%), 7/25/2050	6,556,484
11,276,996		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.917% (1-month USLIBOR +0.300%), 10/25/2060	11,060,703
		TOTAL	52,050,255
		Government National Mortgage Association— 0.2%
3,034,892		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.916% (1-month USLIBOR +0.350%), 11/20/2062	3,013,042
1,733,478		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.106% (1-month USLIBOR +0.540%), 7/20/2063	1,725,471
1,318,562		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.116% (1-month USLIBOR +0.550%), 7/20/2063	1,313,638
		TOTAL	6,052,151
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $342,611,359)	336,414,039
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.5%
		Commercial Mortgage— 2.5%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.837% (1-month USLIBOR +1.250%), 7/15/2035	19,344,126
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 5.728% (1-month USLIBOR +1.030%), 12/19/2030	13,754,834
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 6.048% (1-month USLIBOR +1.350%), 12/19/2030	24,406,167
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	35,721,737
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $97,378,404)	93,226,864
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.4%
		Non-Agency Mortgage— 0.4%
$13,962,900		BRASS PLC, Class A1, 0.669%, 4/16/2069	$13,434,516
95,763	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.878% (1-month USLIBOR +1.100%), 11/20/2035	75,968
50,437	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.537% (1-month USLIBOR +0.920%), 11/25/2034	48,274
93,980	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.497% (1-month USLIBOR +0.880%), 1/25/2035	88,317
166,386	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.287% (1-month USLIBOR +0.700%), 11/15/2031	155,292
194,519	[1]	Washington Mutual 2006-AR1, Class 2A1B, 4.208% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	169,984
340,864	[1]	Washington Mutual 2006-AR15, Class 1A, 3.978% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	309,698
190,839	[1]	Washington Mutual 2006-AR17, Class 1A, 3.248% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	163,351
		TOTAL	14,445,400
		Non-Agency Mortgage-Backed Securities— 0.0%
498,229		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	416,282
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,583,276)	14,861,682
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
356,959		FNMA ARM, 3.319%, 8/1/2033	343,854
285,716		FNMA ARM, 3.877%, 7/1/2034	276,754
18,268		FNMA ARM, 3.964%, 4/1/2030	17,804
46,838		FNMA ARM, 4.538%, 5/1/2040	46,643
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $716,849)	685,055
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
311,642		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $329,464)	331,446
		INVESTMENT COMPANIES— 2.2%
2,373,004		Bank Loan Core Fund	20,692,594
8,169,100		Federated Hermes Government Obligations Fund, Premier Shares, 4.69%[4]	8,169,100
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
53,073,312	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.82%[4]	$53,062,698
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $85,439,273)	81,924,392
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $3,832,589,631)[5]	3,701,013,346
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(17,698,482)
	TOTAL NET ASSETS—100%	$3,683,314,864
At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	400	$82,581,250	June 2023	$835,258
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Affiliates	Value as of 9/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$150,593,032	$2,476,926	$(133,002,994)
Federated Hermes Conservative Microshort Fund	$49,650,349	$—	$(49,660,057)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,083,960	$33,377,852	$(26,292,712)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$111,402,267	$1,041,369,327	$(1,099,702,272)
TOTAL OF AFFILIATED TRANSACTIONS	$312,729,608	$1,077,224,105	$(1,308,658,035)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2023	Shares Held as of 3/31/2023	Dividend Income
$15,354,878	$(14,729,248)	$20,692,594	2,373,004	$2,476,926
$349,650	$(339,942)	$—	—	$444,112
$—	$—	$8,169,100	8,169,100	$40,412
$(9,873)	$3,249	$53,062,698	53,073,312	$892,248
$15,694,655	$(15,065,941)	$81,924,392	63,615,416	$3,853,698

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,207,580,331	$0	$2,207,580,331
Corporate Bonds	—	965,989,537	—	965,989,537
Collateralized Mortgage Obligations	—	336,414,039	—	336,414,039
Commercial Mortgage-Backed Securities	—	93,226,864	—	93,226,864
Non-Agency Mortgage-Backed Securities	—	14,861,682	—	14,861,682
Adjustable Rate Mortgages	—	685,055	—	685,055
Mortgage-Backed Security	—	331,446	—	331,446
Investment Companies	81,924,392	—	—	81,924,392
TOTAL SECURITIES	$81,924,392	$3,619,088,954	$0	$3,701,013,346
Other Financial Instruments:[1]
Assets	$835,258	$—	$—	$835,258

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.96	$9.22	$9.19	$9.16	$9.10	$9.12
Income From Investment Operations:
Net investment income (loss)	0.11	0.08	0.06	0.15[1]	0.19	0.15
Net realized and unrealized gain (loss)	0.06	(0.26)	0.04	0.03	0.06	(0.02)
Total From Investment Operations	0.17	(0.18)	0.10	0.18	0.25	0.13
Less Distributions:
Distributions from net investment income	(0.11)	(0.08)	(0.07)	(0.15)	(0.19)	(0.15)
Net Asset Value, End of Period	$9.02	$8.96	$9.22	$9.19	$9.16	$9.10
Total Return[2]	1.87%	(1.96)%	1.07%	2.03%	2.79%	1.39%
Ratios to Average Net Assets:
Net expenses[3]	0.51%[4]	0.51%	0.51%	0.56%	0.91%	0.91%
Net investment income	2.28%[4]	0.82%	0.69%	1.65%	2.10%	1.60%
Expense waiver/reimbursement[5]	0.12%[4]	0.09%	0.10%	0.09%	0.09%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$476,940	$792,306	$1,604,459	$664,369	$318,992	$281,543
Portfolio turnover[6]	1%	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.96	$9.22	$9.19	$9.15	$9.09	$9.12
Income From Investment Operations:
Net investment income (loss)	0.11	0.09	0.08	0.17[1]	0.24	0.20
Net realized and unrealized gain (loss)	0.06	(0.26)	0.03	0.04	0.06	(0.03)
Total From Investment Operations	0.17	(0.17)	0.11	0.21	0.30	0.17
Less Distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.08)	(0.17)	(0.24)	(0.20)
Net Asset Value, End of Period	$9.02	$8.96	$9.22	$9.19	$9.15	$9.09
Total Return[2]	1.94%	(1.82)%	1.22%	2.36%	3.36%	1.83%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.37%
Net investment income	2.43%[4]	0.99%	0.85%	1.91%	2.65%	2.17%
Expense waiver/ reimbursement[5]	0.08%[4]	0.07%	0.08%	0.09%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,659,713	$4,161,788	$6,845,790	$3,669,765	$3,248,715	$3,237,960
Portfolio turnover[6]	1%	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.96	$9.22	$9.19	$9.15	$9.10	$9.12
Income From Investment Operations:
Net investment income (loss)	0.10	0.08	0.06	0.16[1]	0.21	0.16
Net realized and unrealized gain (loss)	0.07	(0.26)	0.04	0.04	0.04	(0.03)
Total From Investment Operations	0.17	(0.18)	0.10	0.20	0.25	0.13
Less Distributions:
Distributions from net investment income	(0.11)	(0.08)	(0.07)	(0.16)	(0.20)	(0.15)
Net Asset Value, End of Period	$9.02	$8.96	$9.22	$9.19	$9.15	$9.10
Total Return[2]	1.89%	(1.91)%	1.12%	2.20%	2.78%	1.49%
Ratios to Average Net Assets:
Net expenses[3]	0.46%[4]	0.46%	0.46%	0.56%	0.81%	0.82%
Net investment income	2.36%[4]	0.94%	0.76%	1.80%	2.20%	1.72%
Expense waiver/reimbursement[5]	0.08%[4]	0.06%	0.09%	0.10%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,391	$15,180	$16,322	$17,458	$74,205	$53,156
Portfolio turnover[6]	1%	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,			Period Ended 9/30/2019[1]
		2022	2021	2020
Net Asset Value, Beginning of Period	$8.96	$9.22	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)	0.11	0.10	0.08	0.16[2]	0.08
Net realized and unrealized gain (loss)	0.05	(0.27)	0.03	0.05	0.03
Total From Investment Operations	0.16	(0.17)	0.11	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.08)	(0.17)	(0.08)
Net Asset Value, End of Period	$9.01	$8.96	$9.22	$9.19	$9.15
Total Return[3]	1.83%	(1.81)%	1.23%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%[5]	0.35%	0.35%	0.35%	0.35%[5]
Net investment income	2.45%[5]	1.04%	0.85%	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.05%[5]	0.04%	0.05%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$532,271	$744,800	$805,078	$313,440	$30,911
Portfolio turnover[7]	1%	16%	26%	47%	36%[8]

1	Reflects operations for the period from May 29, 2019 (commencement of operations) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $8,002,640 of securities loaned and $81,924,392 of investments in affiliated holdings* (identified cost $3,832,589,631, including $85,439,273 of identified cost in affiliated holdings)	$3,701,013,346
Due from broker (Note 2)	560,000
Income receivable	8,822,603
Income receivable from affiliated holdings	419,272
Receivable for shares sold	2,205,739
Receivable for variation margin on futures contracts	76,267
Total Assets	3,713,097,227
Liabilities:
Payable for investments purchased	193,193
Payable for shares redeemed	18,474,927
Payable for collateral due to broker for securities lending (Note 2)	8,169,100
Income distribution payable	2,212,659
Payable for investment adviser fee (Note 5)	24,975
Payable for administrative fee (Note 5)	7,898
Payable for Directors’/Trustees’ fees (Note 5)	204
Payable for other service fees (Notes 2 and 5)	65,254
Accrued expenses (Note 5)	634,153
Total Liabilities	29,782,363
Net assets for 408,475,872 shares outstanding	$3,683,314,864
Net Assets Consist of:
Paid-in capital	$3,875,372,343
Total distributable earnings (loss)	(192,057,479)
Total Net Assets	$3,683,314,864
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($476,940,039 ÷ 52,865,813 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.02
Institutional Shares:
Net asset value per share ($2,659,712,720 ÷ 294,971,454 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.02
Service Shares:
Net asset value per share ($14,390,752 ÷ 1,595,435 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.02
Class R6 Shares:
Net asset value per share ($532,271,353 ÷ 59,043,170 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2023 (unaudited)

Investment Income:
Interest	$58,992,669
Dividends received from affiliated holdings*	3,813,286
Net income on securities loaned (includes $40,412 earned from affiliated holdings related to cash collateral balances*) (Note 2)	7,886
TOTAL INCOME	62,813,841
Expenses:
Investment adviser fee (Note 5)	6,734,622
Administrative fee (Note 5)	1,760,943
Custodian fees	101,738
Transfer agent fees (Note 2)	1,139,793
Directors’/Trustees’ fees (Note 5)	19,341
Auditing fees	18,379
Legal fees	5,548
Portfolio accounting fees	118,098
Other service fees (Notes 2 and 5)	466,869
Share registration costs	86,362
Printing and postage	47,685
Miscellaneous (Note 5)	26,970
TOTAL EXPENSES	10,526,348
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,151,528)
Reimbursement of other operating expenses (Notes 2 and 5)	(747,306)
TOTAL WAIVER AND REIMBURSEMENTS	(1,898,834)
Net expenses	8,627,514
Net investment income	54,186,327
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(15,065,941) on sales of investments in affiliated holdings*)	(53,843,194)
Net realized loss on futures contracts	(245,658)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $15,694,655 of investments in affiliated holdings*)	83,120,270
Net change in unrealized appreciation of futures contracts	(3,261,420)
Net realized and unrealized gain (loss) on investments and futures contracts	25,769,998
Change in net assets resulting from operations	$79,956,325

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2023	Year Ended 9/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$54,186,327	$76,198,097
Net realized gain (loss)	(54,088,852)	29,020,666
Net change in unrealized appreciation/depreciation	79,858,850	(259,220,334)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	79,956,325	(154,001,571)
Distributions to Shareholders:
Class A Shares	(7,149,624)	(10,024,131)
Institutional Shares	(40,322,282)	(56,460,865)
Service Shares	(177,708)	(146,764)
Class R6 Shares	(7,679,468)	(8,484,272)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(55,329,082)	(75,116,032)
Share Transactions:
Proceeds from sale of shares	635,674,746	4,374,996,869
Net asset value of shares issued to shareholders in payment of distributions declared	40,894,988	54,738,208
Cost of shares redeemed	(2,731,956,600)	(7,758,190,874)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,055,386,866)	(3,328,455,797)
Change in net assets	(2,030,759,623)	(3,557,573,400)
Net Assets:
Beginning of period	5,714,074,487	9,271,647,887
End of period	$3,683,314,864	$5,714,074,487
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,898,834 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$258,674	$(201,436)
Institutional Shares	850,224	(543,702)
Service Shares	3,672	(2,168)
Class R6 Shares	27,223	—
TOTAL	$1,139,793	$(747,306)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or
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pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$459,616
Service Shares	7,253
TOTAL	$466,869
For the six months ended March 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in
Semi-Annual Shareholder Report

the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $42,727,121 and $199,196,150, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At March 31, 2023, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of March 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$8,002,640	$8,169,100
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$835,258*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(245,658)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,261,420)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,484,277	$58,219,634	59,730,201	$546,731,862
Shares issued to shareholders in payment of distributions declared	774,144	6,951,150	1,087,350	9,861,896
Shares redeemed	(42,793,272)	(383,791,343)	(146,344,006)	(1,331,892,095)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(35,534,851)	$(318,620,559)	(85,526,455)	$(775,298,337)
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,119,175	$476,059,582	350,309,097	$3,194,400,623
Shares issued to shareholders in payment of distributions declared	3,172,849	28,487,349	4,346,729	39,395,165
Shares redeemed	(225,903,965)	(2,024,541,698)	(632,530,477)	(5,750,109,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(169,611,941)	$(1,519,994,767)	(277,874,651)	$(2,516,313,261)
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	73,210	$656,557	296,356	$2,691,307
Shares issued to shareholders in payment of distributions declared	19,575	175,807	15,785	142,835
Shares redeemed	(191,356)	(1,715,890)	(387,684)	(3,518,386)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(98,571)	$(883,526)	(75,543)	$(684,244)
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,252,005	$100,738,973	69,399,418	$631,173,077
Shares issued to shareholders in payment of distributions declared	588,269	5,280,682	589,778	5,338,312
Shares redeemed	(35,956,273)	(321,907,669)	(74,158,510)	(672,671,344)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(24,115,999)	$(215,888,014)	(4,169,314)	$(36,159,955)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(229,361,362)	$(2,055,386,866)	(367,645,963)	$(3,328,455,797)
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4. FEDERAL TAX INFORMATION
At March 31, 2023, the cost of investments for federal tax purposes was $3,832,589,631. The net unrealized depreciation of investments for federal tax purposes was $130,741,027. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,383,030 and unrealized depreciation from investments for those securities having an excess of cost over value of $132,124,057.
As of September 30, 2022, the Fund had a capital loss carryforward of $3,088,645 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,088,645	$—	$3,088,645
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2023, the Adviser voluntarily waived $1,129,384 of its fee and voluntarily reimbursed $747,306 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2023, the Adviser reimbursed $22,144.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended March 31, 2023, FSSC received $2,161 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2023, were as follows:
Purchases	$63,729,263
Sales	$2,026,829,663
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
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plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2023, the Fund had no outstanding loans. During the six months ended March 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2023, there were no outstanding loans. During the six months ended March 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,018.70	$2.57
Institutional Shares	$1,000	$1,019.40	$1.81
Service Shares	$1,000	$1,018.90	$2.32
Class R6 Shares	$1,000	$1,018.30	$1.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.39	$2.57
Institutional Shares	$1,000	$1,023.14	$1.82
Service Shares	$1,000	$1,022.64	$2.32
Class R6 Shares	$1,000	$1,023.19	$1.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2023